Called up share capital and other equity instruments	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Called up share capital and other equity instruments

32	Called up share capital and other equity instruments
Called up share capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2025		2024
	Number	$m	Number	$m
At 1 Jan	17,946,950,582	8,973	19,262,728,193	9,631
Shares issued under HSBC employee share plans	9,937,366	5	10,283,430	5
Less: shares repurchased and cancelled	781,648,086	390	1,326,061,041	663
At 31 Dec[1]	17,175,239,862	8,588	17,946,950,582	8,973
1All HSBC Holdings ordinary shares in issue confer identical rights, including in respect of capital, dividends and voting.

HSBC Holdings share premium
	2025	2024
	$m	$m
At 31 Dec[1]	111	14,810
1On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings’ share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings’ Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

Total called up share capital and share premium
	2025	2024
	$m	$m
At 31 Dec	8,699	23,783
HSBC Holdings non-cumulative preference share of £0.01
The one non-cumulative sterling preference share of £0.01 (‘sterling preference share’) has been in issue since 29 December 2010 and is held by a subsidiary of HSBC Holdings. Dividends are paid quarterly at the sole and absolute discretion of the Board. The sterling preference share carries no rights of conversion into ordinary shares of HSBC Holdings and no right to attend or vote at shareholder meetings of HSBC Holdings. These securities can be redeemed by HSBC Holdings at any time, subject to prior approval by the PRA.
Other equity instruments
HSBC Holdings’ contingent convertible securities are described below. These are accounted for as equity because HSBC does not have an obligation to transfer cash or a variable number of its own ordinary shares to holders under any circumstances outside its control.
Additional tier 1 capital – contingent convertible securities
HSBC Holdings continues to issue contingent convertible securities that are included in its capital base as fully CRR II-compliant additional tier 1 capital securities. These securities are marketed principally and subsequently allotted to corporate investors and fund managers. The net proceeds of the issuances are typically used for HSBC Holdings’ general corporate purposes and to maintain or further strengthen its capital base to meet requirements under CRR II. These securities bear a fixed rate of interest until their initial reset dates (unless previously redeemed in accordance with their terms). If not redeemed, the securities will bear interest at a rate fixed on each reset date for the subsequent five-year period, equal to the sum of the applicable reference rate at the time of reset and a credit spread set at issuance. Interest on the contingent convertible securities will be due and payable only at the sole discretion of HSBC Holdings, and HSBC Holdings has sole and absolute discretion at all times to cancel for any reason (in whole or part) any interest payment that would otherwise be payable on any payment date. Distributions will not be paid if they are prohibited under UK banking regulations or if the Group has insufficient reserves or fails to meet the solvency conditions defined in the securities’
terms.
The contingent convertible securities are undated and are repayable at the option of HSBC Holdings in whole typically at the initial call date or on any fifth anniversary after this date. In addition, the securities are repayable at the option of HSBC in whole for certain regulatory or tax reasons.
Any repayments require the prior consent of the PRA. These securities rank pari passu with HSBC Holdings’ sterling preference shares and therefore rank ahead of ordinary shares. The contingent convertible securities will be converted into fully paid ordinary shares of HSBC Holdings at a predetermined price, should HSBC’s consolidated CET1 ratio fall below 7.0%. Therefore, in accordance with the terms of the securities, if
HSBC’s consolidated CET1 ratio breaches the 7.0% trigger, the securities will convert into ordinary shares at fixed contractual conversion prices in the currency of the relevant securities, subject to anti-dilution adjustments.

Original nominal amount (LCY)	Description of security	Issue Date	First call date	Reset Date	2025	2024
					$m	$m
$2,450m	6.375% Perpetual Subordinated Contingent Convertible Securities[1]	Mar 2015	Mar 2025	Mar 2025	—	2,450
$3,000m	6.000% Perpetual Subordinated Contingent Convertible Securities	May 2017	May 2027	May 2027	3,000	3,000
€1,250m	4.750% Perpetual Subordinated Contingent Convertible Securities	Jul 2017	Jul 2029	Jul 2029	1,421	1,422
$1,800m	6.500% Perpetual Subordinated Contingent Convertible Securities	Mar 2018	Mar 2028	Mar 2028	1,800	1,800
£1,000m	5.875% Perpetual Subordinated Contingent Convertible Securities	Sep 2018	Sep 2026	Sep 2026	1,301	1,301
$1,500m	4.600% Perpetual Subordinated Contingent Convertible Securities	Dec 2020	Dec 2030	Jun 2031	1,500	1,500
$1,000m	4.000% Perpetual Subordinated Contingent Convertible Securities	Mar 2021	Mar 2026	Sep 2026	1,000	1,000
$1,000m	4.700% Perpetual Subordinated Contingent Convertible Securities	Mar 2021	Mar 2031	Sep 2031	1,000	1,000
$2,000m	8.000% Perpetual Subordinated Contingent Convertible Securities[2]	Mar 2023	Mar 2028	Sep 2028	1,980	1,980
SGD1,500m	5.250% Perpetual Subordinated Contingent Convertible Securities[2]	Jun 2024	Jun 2029	Dec 2029	1,096	1,096
$1,350m	6.875% Perpetual Subordinated Contingent Convertible Securities[2]	Sep 2024	Sep 2029	Mar 2030	1,337	1,337
$1,150m	6.950% Perpetual Subordinated Contingent Convertible Securities[2]	Sep 2024	Mar 2034	Sep 2034	1,139	1,138
$1,500m	6.950% Perpetual Subordinated Contingent Convertible Securities[2]	Feb 2025	Aug 2031	Feb 2032	1,485	—
SGD800m	5.000% Perpetual Subordinated Contingent Convertible Securities[2]	Mar 2025	Mar 2030	Sep 2030	596	—
$2,000m	7.050% Perpetual Subordinated Contingent Convertible Securities[2]	Jun 2025	Jun 2030	Dec 2030	1,980	—
At 31 Dec					20,635	19,024
1This security was called by HSBC Holdings on 7 February 2025 and was redeemed and cancelled on 31 March 2025.
2These securities have been accounted for net of directly attributable transaction costs.
Shares under option
For details of the options outstanding to subscribe for HSBC Holdings ordinary shares under the HSBC Holdings Savings-Related Share Option
Plan (UK), see Note 5.

Aggregate options outstanding under these plans
31 Dec 2025			31 Dec 2024
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
58,902,349	2024 to 2031	£2.6270–£7.6110	75,335,399	2023 to 2030	£2.6270–5.4490
Maximum obligation to deliver HSBC Holdings ordinary shares
At 31 December 2025, the maximum obligation to deliver HSBC Holdings ordinary shares under all of the above option arrangements and the
HSBC International Employee Share Purchase Plan, together with long-term incentive awards and deferred share awards granted under the HSBC
Share Plan 2011, was 178,823,734 (2024: 209,683,768). The total number of shares at 31 December 2025 held by employee benefit trusts that may be used to satisfy such obligations to deliver HSBC Holdings ordinary shares was 35,354,337 (2024: 9,305,925).